Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Banks - 6.1%
Fifth Third Bancorp	131,053	$ 3,319,573
First Citizens BancShares, Inc., Class A	2,911	4,017,471
Huntington Bancshares, Inc.	376,496	3,915,558
M&T Bank Corp.	40,345	5,101,625
Regions Financial Corp.	256,121	4,405,281

		20,759,508

Beverages - 1.7%
Constellation Brands, Inc., Class A	10,998	2,764,127
Keurig Dr. Pepper, Inc.	92,734	2,927,613

		5,691,740

Building Products - 2.3%
Carlisle Cos., Inc.	13,760	3,567,418
Fortune Brands Innovations, Inc.	65,843	4,092,801

		7,660,219

Capital Markets - 5.7%
Ameriprise Financial, Inc.	18,870	6,221,062
Northern Trust Corp.	32,295	2,243,857
Raymond James Financial, Inc.	47,552	4,775,647
State Street Corp.	60,550	4,054,428
T. Rowe Price Group, Inc.	19,166	2,009,938

		19,304,932

Chemicals - 1.7%
Celanese Corp.	10,760	1,350,595
RPM International, Inc.	45,111	4,276,974

		5,627,569

Communications Equipment - 0.7%
Motorola Solutions, Inc.	8,893	2,421,030

Construction Materials - 1.5%
Martin Marietta Materials, Inc.	12,831	5,266,869

Consumer Finance - 0.6%
Discover Financial Services	25,061	2,171,034

Consumer Staples Distribution & Retail - 1.8%
Kroger Co.	57,575	2,576,481
US Foods Holding Corp. (A)	87,623	3,478,633

		6,055,114

Containers & Packaging - 2.8%
Ball Corp.	39,255	1,954,114
Packaging Corp. of America	27,831	4,273,450
Silgan Holdings, Inc.	78,641	3,390,213

		9,617,777

Distributors - 2.1%
Genuine Parts Co.	17,716	2,557,836
LKQ Corp.	91,289	4,519,719

		7,077,555

Diversified REITs - 0.6%
WP Carey, Inc.	35,600	1,925,248

Electric Utilities - 3.3%
Edison International	42,738	2,704,888

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
PG&E Corp. (A)	278,523	$ 4,492,576
Xcel Energy, Inc.	70,752	4,048,429

		11,245,893

Electrical Equipment - 4.1%
Acuity Brands, Inc.	19,733	3,360,727
AMETEK, Inc.	32,828	4,850,665
Hubbell, Inc.	18,151	5,688,705

		13,900,097

Electronic Equipment, Instruments & Components - 5.7%
Amphenol Corp., Class A	39,159	3,288,964
CDW Corp.	24,613	4,965,919
Jabil, Inc.	32,264	4,093,979
Teledyne Technologies, Inc. (A)	11,455	4,680,284
Zebra Technologies Corp., Class A (A)	8,996	2,127,824

		19,156,970

Entertainment - 1.0%
Liberty Media Corp. - Liberty Live, Class C (A)	28,953	929,391
Take-Two Interactive Software, Inc. (A)	17,529	2,460,897

		3,390,288

Financial Services - 2.2%
FleetCor Technologies, Inc. (A)	7,033	1,795,806
MGIC Investment Corp.	185,838	3,101,636
Voya Financial, Inc.	38,720	2,572,944

		7,470,386

Food Products - 0.7%
Post Holdings, Inc. (A)	27,312	2,341,731

Gas Utilities - 0.9%
National Fuel Gas Co.	60,458	3,138,375

Health Care Equipment & Supplies - 1.5%
Globus Medical, Inc., Class A (A)	36,004	1,787,599
Zimmer Biomet Holdings, Inc.	29,987	3,365,141

		5,152,740

Health Care Providers & Services - 5.3%
Cencora, Inc.	29,726	5,349,788
Henry Schein, Inc. (A)	70,216	5,213,538
Laboratory Corp. of America Holdings	14,305	2,876,020
Quest Diagnostics, Inc.	22,900	2,790,594
Universal Health Services, Inc., Class B	13,310	1,673,467

		17,903,407

Health Care REITs - 0.4%
Ventas, Inc.	33,294	1,402,676

Hotel & Resort REITs - 0.4%
Host Hotels & Resorts, Inc.	84,485	1,357,674

Hotels, Restaurants & Leisure - 1.6%
Darden Restaurants, Inc.	19,023	2,724,474
Expedia Group, Inc. (A)	26,475	2,728,778

		5,453,252

Household Durables - 1.1%
Mohawk Industries, Inc. (A)	23,587	2,024,000
Newell Brands, Inc.	180,588	1,630,710

		3,654,710

Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.5%
Energizer Holdings, Inc.	58,609	$ 1,877,832

Industrial REITs - 0.4%
Rexford Industrial Realty, Inc.	29,620	1,461,747

Insurance - 6.4%
Arch Capital Group Ltd. (A)	68,742	5,479,425
Globe Life, Inc.	21,541	2,342,153
Hartford Financial Services Group, Inc.	57,737	4,094,131
Loews Corp.	105,242	6,662,871
W.R. Berkley Corp.	49,141	3,119,962

		21,698,542

Interactive Media & Services - 0.9%
IAC, Inc. (A)	63,732	3,211,456

IT Services - 0.9%
GoDaddy, Inc., Class A (A)	39,017	2,905,986

Machinery - 8.5%
Dover Corp.	27,243	3,800,671
IDEX Corp.	15,847	3,296,493
ITT, Inc.	49,092	4,806,598
Lincoln Electric Holdings, Inc.	25,727	4,676,911
Middleby Corp. (A)	30,204	3,866,112
Snap-on, Inc.	20,912	5,333,815
Timken Co.	39,643	2,913,364

		28,693,964

Media - 0.9%
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	115,514	2,940,986

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	35,257	1,314,734

Multi-Utilities - 3.1%
CMS Energy Corp.	99,559	5,287,578
WEC Energy Group, Inc.	65,918	5,309,695

		10,597,273

Office REITs - 0.6%
Boston Properties, Inc.	35,517	2,112,551

Oil, Gas & Consumable Fuels - 3.9%
Coterra Energy, Inc.	125,674	3,399,481
Diamondback Energy, Inc.	29,619	4,587,391
Williams Cos., Inc.	155,681	5,244,893

		13,231,765

Passenger Airlines - 0.4%
Southwest Airlines Co.	49,703	1,345,460

Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (A)	24,182	3,130,118

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	40,367	2,981,507

Residential REITs - 3.1%
American Homes 4 Rent, , Class A	89,258	3,007,102
AvalonBay Communities, Inc.	14,623	2,511,354
Essex Property Trust, Inc.	7,326	1,553,771
Mid-America Apartment Communities, Inc.	12,725	1,637,071
Sun Communities, Inc.	15,564	1,841,844

		10,551,142

	Shares	Value
COMMON STOCKS (continued)
Retail REITs - 2.3%
Brixmor Property Group, Inc.	80,702	$ 1,676,988
Federal Realty Investment Trust	16,761	1,519,049
Kimco Realty Corp.	136,307	2,397,640
Regency Centers Corp.	36,958	2,196,784

		7,790,461

Semiconductors & Semiconductor Equipment - 0.8%
Microchip Technology, Inc.	33,115	2,584,626

Specialized REITs - 1.9%
Rayonier, Inc.	101,520	2,889,259
Weyerhaeuser Co.	113,499	3,479,880

		6,369,139

Specialty Retail - 2.4%
AutoZone, Inc. (A)	1,588	4,033,504
Bath & Body Works, Inc.	64,783	2,189,665
Best Buy Co., Inc.	26,131	1,815,321

		8,038,490

Textiles, Apparel & Luxury Goods - 2.5%
Carter’s, Inc.	41,257	2,852,922
Ralph Lauren Corp.	31,214	3,623,633
Tapestry, Inc.	65,835	1,892,756

		8,369,311

Total Common Stocks (Cost $311,903,727)		330,353,884

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 2.50% (B), dated 09/29/2023, to be repurchased at $7,725,740 on 10/02/2023. Collateralized by a U.S. Government Obligation, 1.13%, due 10/31/2026, and with a value of $7,878,657.	$ 7,724,131	7,724,131

Total Repurchase Agreement (Cost $7,724,131)		7,724,131

Total Investments (Cost $319,627,858)		338,078,015
Net Other Assets (Liabilities) - 0.2%		647,800

Net Assets - 100.0%		$ 338,725,815

Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$330,353,884	$—	$—	$330,353,884
Repurchase Agreement	—	7,724,131	—	7,724,131

Total Investments	$330,353,884	$7,724,131	$—	$338,078,015

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4